36. Management Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Management Compensation Details
Short term benefits	R$ 21,757	R$ 18,523
Share-based payments	6,791	1,200
Total Compensation	R$ 28,548	R$ 19,723